Deferred Tax Assets Components (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Net operating loss carryforwards	$ 8,700	$ 7,400
Less valuation allowance	(8,400)	(7,400)
Net Deferred Tax Asset	$ 0	$ 0